Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	22.74
Maximum Aggregate Offering Price	$ 34,110,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,710.59
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, this registration statement also relates to such additional number of shares available for issuance under the plan as may be required pursuant to the plan in the event of a stock dividend, stock split, recapitalization or other similar event, or as otherwise provided for in the plan. (2) Represents 1,500,000 shares of common stock available for future issuance under the Nature's Sunshine Products, Inc. 2026 Stock Incentive Plan. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act of 1933, on the basis of the average of the high and low prices per share of the Common Stock as reported on the Nasdaq Capital Market on May 11, 2026.